Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Depreciation Rate

Depreciation is calculated in equal annual rates according to the straight line method, throughout the asset’s useful lifetime, as follows:

%

Machinery and equipment	7-15
Computers	33
Leasehold improvements	10